UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 1/31/17

Fund's investmentsIncome Securities Trust

As of 1-31-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 97.3% (64.8% of Total investments)					$171,836,577
(Cost $170,017,331)
Consumer discretionary 10.9%					19,195,711
Auto components 0.7%
Delphi Automotive PLC (Z)	4.250		01-15-26	350,000	360,483
Lear Corp. (Z)	5.250		01-15-25	273,000	289,680
Nemak SAB de CV (S)	5.500		02-28-23	306,000	301,012
ZF North America Capital, Inc. (S)	4.750		04-29-25	280,000	284,676
Automobiles 2.5%
American Honda Finance Corp. (Z)	1.700		02-22-19	475,000	474,025
Ford Motor Company (Z)	4.750		01-15-43	145,000	135,646
Ford Motor Credit Company LLC (Z)	2.551		10-05-18	325,000	326,878
Ford Motor Credit Company LLC (Z)	5.875		08-02-21	928,000	1,030,785
General Motors Company (Z)	4.875		10-02-23	650,000	689,177
General Motors Company (Z)	6.250		10-02-43	380,000	421,450
General Motors Financial Company, Inc. (Z)	3.450		04-10-22	430,000	429,220
General Motors Financial Company, Inc. (Z)	4.000		01-15-25	560,000	552,864
General Motors Financial Company, Inc. (Z)	5.250		03-01-26	275,000	290,778
Diversified consumer services 0.2%
Service Corp. International	5.375		05-15-24	300,000	314,250
Hotels, restaurants and leisure 1.2%
CCM Merger, Inc. (S)	9.125		05-01-19	276,000	285,710
Chester Downs & Marina LLC (S)	9.250		02-01-20	260,000	260,000
Eldorado Resorts, Inc.	7.000		08-01-23	130,000	138,450
GLP Capital LP	5.375		04-15-26	255,000	265,519
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	130,000	135,850
International Game Technology PLC (S)	6.500		02-15-25	225,000	243,000
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	64,000	65,760
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	310,000	324,725
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	400,000	406,000
Waterford Gaming LLC (H)(S)	8.625		09-15-14	99,739	0
Household durables 0.4%
Beazer Homes USA, Inc. (S)	8.750		03-15-22	370,000	402,375
Newell Brands, Inc.	4.200		04-01-26	310,000	321,094
Internet and direct marketing retail 0.9%
Expedia, Inc.	5.000		02-15-26	670,000	704,386
QVC, Inc.	4.375		03-15-23	325,000	327,535
QVC, Inc.	5.125		07-02-22	255,000	266,066
QVC, Inc.	5.450		08-15-34	315,000	287,711
Leisure products 0.1%
Vista Outdoor, Inc.	5.875		10-01-23	255,000	265,519
Media 4.3%
21st Century Fox America, Inc.	7.750		01-20-24	1,020,000	1,261,013
Altice Financing SA (S)	6.625		02-15-23	200,000	208,875
Cengage Learning, Inc. (L)(S)(Z)	9.500		06-15-24	265,000	225,250
Charter Communications Operating LLC	6.484		10-23-45	380,000	431,991
Clear Channel Worldwide Holdings, Inc. (L)(Z)	6.500		11-15-22	289,000	301,716
Lions Gate Entertainment Corp. (L)(S)(Z)	5.875		11-01-24	147,000	149,573
McGraw-Hill Global Education Holdings LLC (L)(S)(Z)	7.875		05-15-24	75,000	69,375
MDC Partners, Inc. (L)(S)(Z)	6.500		05-01-24	270,000	234,900
Midcontinent Communications (S)	6.875		08-15-23	140,000	150,325

2SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Myriad International Holdings BV (S)	5.500		07-21-25	400,000	$407,864
Omnicom Group, Inc. (Z)	3.600		04-15-26	285,000	282,435
Sinclair Television Group, Inc. (S)	5.625		08-01-24	335,000	340,863
Sirius XM Radio, Inc. (S)	5.250		08-15-22	845,000	878,800
Sirius XM Radio, Inc. (S)	5.375		04-15-25	265,000	270,631
Sirius XM Radio, Inc. (L)(S)(Z)	5.375		07-15-26	375,000	381,094
Time Warner Cable LLC	8.250		04-01-19	375,000	420,118
Time Warner, Inc. (Z)	3.800		02-15-27	370,000	360,862
Viacom, Inc.	4.375		03-15-43	820,000	671,768
WMG Acquisition Corp. (S)	4.875		11-01-24	165,000	163,878
WMG Acquisition Corp. (S)	6.750		04-15-22	370,000	389,425
Specialty retail 0.6%
AutoNation, Inc. (Z)	4.500		10-01-25	225,000	229,268
L Brands, Inc.	6.625		04-01-21	475,000	521,313
L Brands, Inc.	6.875		11-01-35	250,000	243,750
Consumer staples 5.1%					8,985,223
Beverages 2.3%
Anheuser-Busch InBev Finance, Inc. (Z)	4.900		02-01-46	1,000,000	1,070,792
Coca-Cola European Partners US LLC (Z)	4.500		09-01-21	1,000,000	1,070,130
Constellation Brands, Inc. (Z)	4.750		11-15-24	180,000	192,312
Molson Coors Brewing Company	1.450		07-15-19	165,000	162,754
Molson Coors Brewing Company (L)(Z)	3.000		07-15-26	390,000	366,829
Pernod Ricard SA (S)	5.750		04-07-21	1,125,000	1,253,171
Food and staples retailing 1.3%
CVS Health Corp. (Z)	2.875		06-01-26	255,000	241,724
CVS Health Corp. (Z)	5.125		07-20-45	510,000	559,326
SUPERVALU, Inc. (L)(Z)	7.750		11-15-22	350,000	340,375
Tops Holding II Corp.	8.750		06-15-18	140,000	124,600
Tops Holding LLC (S)	8.000		06-15-22	505,000	400,213
Whole Foods Market, Inc.	5.200		12-03-25	590,000	626,100
Food products 1.1%
Bunge, Ltd. Finance Corp. (Z)	8.500		06-15-19	389,000	444,336
Kraft Heinz Foods Company (S)(Z)	4.875		02-15-25	221,000	236,505
Kraft Heinz Foods Company (Z)	5.200		07-15-45	378,000	397,089
Lamb Weston Holdings, Inc. (S)	4.625		11-01-24	50,000	50,125
Lamb Weston Holdings, Inc. (S)	4.875		11-01-26	55,000	55,069
Mondelez International Holdings Netherlands BV (S)(Z)	1.625		10-28-19	380,000	374,199
Post Holdings, Inc. (S)	7.750		03-15-24	345,000	381,874
Personal products 0.3%
Revlon Consumer Products Corp.	5.750		02-15-21	260,000	260,975
Revlon Consumer Products Corp. (L)(Z)	6.250		08-01-24	225,000	232,875
Tobacco 0.1%
Vector Group, Ltd. (L)(S)(Z)	6.125		02-01-25	140,000	143,850
Energy 10.4%					18,372,272
Energy equipment and services 0.2%
Antero Midstream Partners LP (S)	5.375		09-15-24	275,000	281,188
Oil, gas and consumable fuels 10.2%
Boardwalk Pipelines LP (Z)	4.450		07-15-27	136,000	135,761
Cenovus Energy, Inc.	4.450		09-15-42	380,000	335,320

SEE NOTES TO FUND'S INVESTMENTS3

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	160,000	$169,200
Cimarex Energy Company (Z)	4.375		06-01-24	235,000	245,516
Colorado Interstate Gas Company LLC (S)(Z)	4.150		08-15-26	233,000	225,814
Columbia Pipeline Group, Inc. (Z)	4.500		06-01-25	540,000	569,953
Continental Resources, Inc.	5.000		09-15-22	548,000	560,330
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	370,000	332,075
DCP Midstream Operating LP	2.700		04-01-19	310,000	306,125
DCP Midstream Operating LP	3.875		03-15-23	290,000	279,850
DCP Midstream Operating LP (S)	9.750		03-15-19	405,000	457,650
Enbridge Energy Partners LP (Z)	4.375		10-15-20	260,000	274,589
Enbridge, Inc. (Z)	4.250		12-01-26	295,000	303,554
Energy Transfer Partners LP (Z)	4.200		04-15-27	130,000	128,978
Energy Transfer Partners LP (Z)	5.150		03-15-45	345,000	335,056
Energy Transfer Partners LP (Z)	9.700		03-15-19	425,000	487,753
EnLink Midstream Partners LP	4.850		07-15-26	310,000	318,859
Enterprise Products Operating LLC (P)(Z)	4.593		08-01-66	440,000	429,044
Gulfport Energy Corp. (S)	6.000		10-15-24	80,000	81,500
Kerr-McGee Corp.	6.950		07-01-24	1,035,000	1,239,806
Kinder Morgan Energy Partners LP (Z)	3.500		03-01-21	500,000	509,830
Kinder Morgan Energy Partners LP (Z)	7.750		03-15-32	195,000	243,862
Kinder Morgan, Inc. (L)(Z)	4.300		06-01-25	220,000	226,143
Kinder Morgan, Inc. (Z)	5.550		06-01-45	465,000	490,818
Lukoil International Finance BV (S)	3.416		04-24-18	675,000	682,763
MPLX LP	4.000		02-15-25	250,000	247,835
MPLX LP	4.875		12-01-24	437,000	458,425
MPLX LP	4.875		06-01-25	115,000	120,771
Newfield Exploration Company	5.625		07-01-24	48,000	50,520
Newfield Exploration Company (L)(Z)	5.750		01-30-22	115,000	122,475
Occidental Petroleum Corp. (Z)	3.400		04-15-26	310,000	309,947
Petro-Canada (Z)	9.250		10-15-21	1,000,000	1,244,226
Petrobras Global Finance BV	5.625		05-20-43	435,000	342,693
Petrobras Global Finance BV	7.375		01-17-27	250,000	260,175
Petroleos Mexicanos (L)(Z)	4.875		01-24-22	325,000	326,235
Petroleos Mexicanos (S)	5.375		03-13-22	85,000	86,743
Regency Energy Partners LP	5.000		10-01-22	95,000	102,202
Regency Energy Partners LP	5.500		04-15-23	490,000	509,816
Regency Energy Partners LP	5.875		03-01-22	90,000	99,811
Resolute Energy Corp.	8.500		05-01-20	180,000	183,600
Shell International Finance BV (Z)	4.375		05-11-45	725,000	737,163
Summit Midstream Holdings LLC	7.500		07-01-21	280,000	294,700
Sunoco Logistics Partners Operations LP	3.900		07-15-26	460,000	449,725
Sunoco Logistics Partners Operations LP	4.400		04-01-21	377,000	399,262
Tallgrass Energy Partners LP (S)	5.500		09-15-24	130,000	131,950
Teekay Offshore Partners LP	6.000		07-30-19	460,000	414,000
Tesoro Logistics LP	5.250		01-15-25	140,000	145,950
Tesoro Logistics LP	6.125		10-15-21	400,000	418,500
Tesoro Logistics LP (L)(Z)	6.375		05-01-24	265,000	287,856
Williams Partners LP	4.875		05-15-23	255,000	263,003
Williams Partners LP	4.875		03-15-24	690,000	713,352

4SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials 30.4%					$53,755,012
Banks 15.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)(Z)	6.750		06-15-26	200,000	212,207
Bank of America Corp. (Z)	3.950		04-21-25	266,000	263,883
Bank of America Corp. (Z)	4.200		08-26-24	280,000	284,424
Bank of America Corp. (Z)	4.250		10-22-26	315,000	317,229
Bank of America Corp. (Z)	4.450		03-03-26	580,000	591,891
Bank of America Corp. (Z)	6.875		04-25-18	1,000,000	1,059,540
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	470,000	490,680
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (L)(Q)(Z)	6.300		03-10-26	220,000	235,400
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	440,000	454,300
BankUnited, Inc.	4.875		11-17-25	455,000	452,887
Barclays Bank PLC (S)(Z)	10.179		06-12-21	575,000	720,019
Barclays PLC (Z)	4.375		01-12-26	340,000	341,540
BPCE SA (S)(Z)	4.500		03-15-25	475,000	464,062
BPCE SA (S)(Z)	5.700		10-22-23	1,145,000	1,222,996
Branch Banking & Trust Company (Z)	2.100		01-15-20	710,000	709,997
Citigroup, Inc. (Z)	4.600		03-09-26	430,000	441,209
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	525,000	554,531
Commerzbank AG (S)	8.125		09-19-23	350,000	401,625
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)(Z)	11.000		06-30-19	1,000,000	1,171,250
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	450,000	442,688
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	600,000	611,047
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125		09-19-33	250,000	270,166
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	420,000	401,310
HBOS PLC (S)(Z)	6.750		05-21-18	825,000	869,118
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)(Z)	6.375		09-17-24	200,000	198,250
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)(Z)	6.875		06-01-21	340,000	361,091
ING Bank NV (S)(Z)	5.800		09-25-23	1,000,000	1,108,269
JPMorgan Chase & Co. (Z)	3.200		06-15-26	410,000	396,624
JPMorgan Chase & Co. (Z)	4.625		05-10-21	720,000	775,700
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)(Z)	5.300		05-01-20	465,000	477,788
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	805,000	881,000
Lloyds Banking Group PLC (Z)	4.650		03-24-26	880,000	886,690
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (L)(Q)(Z)	7.500		06-27-24	385,000	399,357
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	345,000	337,307
Manufacturers & Traders Trust Company (P)(Z)	1.571		12-01-21	485,000	475,300
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	705,000	742,223
Popular, Inc.	7.000		07-01-19	260,000	271,700
Royal Bank of Scotland Group PLC	4.800		04-05-26	320,000	320,359

SEE NOTES TO FUND'S INVESTMENTS5

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	200,000	$196,250
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625		08-15-21	200,000	206,500
Santander Holdings USA, Inc.	2.700		05-24-19	635,000	636,507
Santander UK Group Holdings PLC (S)	4.750		09-15-25	365,000	359,562
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375		09-13-21	340,000	340,629
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (L)(Q)(S)(Z)	8.000		09-29-25	420,000	423,150
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	385,000	399,919
Standard Chartered PLC (S)(Z)	2.100		08-19-19	750,000	742,551
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	598,000	602,419
Synovus Financial Corp.	7.875		02-15-19	235,000	259,440
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (L)(Q)(Z)	4.850		06-01-23	335,000	331,650
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (L)(Q)(Z)	6.750		08-01-21	520,000	571,350
US Bank NA (Z)	2.000		01-24-20	415,000	415,140
Wells Fargo & Company (Z)	4.650		11-04-44	255,000	255,442
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875		06-15-25	975,000	1,036,547
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980		03-15-18	370,000	388,500
Capital markets 5.3%
Ares Capital Corp. (Z)	3.875		01-15-20	430,000	437,979
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (L)(Q)(S)(Z)	7.500		12-11-23	295,000	312,069
FS Investment Corp. (Z)	4.000		07-15-19	435,000	438,681
FS Investment Corp. (Z)	4.250		01-15-20	290,000	291,835
Jefferies Group LLC (Z)	4.850		01-15-27	422,000	420,742
Jefferies Group LLC (Z)	6.875		04-15-21	1,005,000	1,142,418
Jefferies Group LLC (L)(Z)	8.500		07-15-19	235,000	266,962
Macquarie Bank, Ltd. (S)	4.875		06-10-25	520,000	528,650
Morgan Stanley (Z)	2.450		02-01-19	255,000	256,872
Morgan Stanley (Z)	3.875		01-27-26	400,000	402,460
Morgan Stanley (Z)	5.500		01-26-20	450,000	488,561
Morgan Stanley (Z)	7.300		05-13-19	895,000	994,109
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (L)(Q)(Z)	5.550		07-15-20	325,000	333,531
Stifel Financial Corp.	4.250		07-18-24	315,000	313,964
The Bear Stearns Companies LLC (Z)	7.250		02-01-18	1,000,000	1,053,940
The Goldman Sachs Group, Inc. (Z)	2.000		04-25-19	255,000	254,255
The Goldman Sachs Group, Inc. (Z)	2.300		12-13-19	880,000	879,026
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	340,000	341,421
The Goldman Sachs Group, Inc. (Z)	4.750		10-21-45	245,000	253,934
Consumer finance 3.6%
Ally Financial, Inc.	3.250		11-05-18	325,000	327,438
Ally Financial, Inc. (L)(Z)	5.125		09-30-24	645,000	662,738
Capital One Financial Corp. (Z)	2.450		04-24-19	275,000	277,170
Capital One Financial Corp. (Z)	3.500		06-15-23	1,100,000	1,114,946
Capital One Financial Corp. (Z)	3.750		07-28-26	570,000	550,795

6SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (Z)	4.200		10-29-25	440,000	$442,529
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (L)(Q)(Z)	5.550		06-01-20	350,000	356,958
Credit Acceptance Corp.	6.125		02-15-21	395,000	400,925
Credito Real SAB de CV SOFOM ER (S)	7.500		03-13-19	325,000	335,563
Discover Bank (Z)	2.600		11-13-18	510,000	514,789
Discover Financial Services	3.950		11-06-24	750,000	744,434
Discover Financial Services	5.200		04-27-22	290,000	313,222
Enova International, Inc.	9.750		06-01-21	390,000	394,875
Diversified financial services 1.8%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	161,909	168,385
Flagstar Bancorp, Inc.	6.125		07-15-21	255,000	272,012
Leucadia National Corp.	5.500		10-18-23	655,000	696,492
NewStar Financial, Inc.	7.250		05-01-20	435,000	438,263
Radiate Holdco LLC (S)	6.625		02-15-25	245,000	244,388
S&P Global, Inc. (Z)	4.000		06-15-25	495,000	509,510
S&P Global, Inc. (Z)	4.400		02-15-26	340,000	356,404
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	419,000	421,095
Insurance 2.7%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	235,000	250,048
AXA SA (Z)	8.600		12-15-30	175,000	242,375
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379		12-14-36	240,000	258,149
CNA Financial Corp.	7.250		11-15-23	135,000	163,886
CNO Financial Group, Inc.	5.250		05-30-25	450,000	452,965
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	705,000	805,463
MetLife, Inc. (Z)	6.400		12-15-66	355,000	385,175
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	365,000	375,987
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200		03-15-44	270,000	272,363
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875		09-15-42	267,000	285,023
Teachers Insurance & Annuity Association of America (S)(Z)	6.850		12-16-39	555,000	724,464
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (Z)	8.125		06-15-68	505,000	540,350
Thrifts and mortgage finance 1.3%
MGIC Investment Corp.	5.750		08-15-23	99,000	103,455
Nationstar Mortgage LLC	6.500		07-01-21	295,000	300,531
Nationstar Mortgage LLC	7.875		10-01-20	340,000	353,600
Nationstar Mortgage LLC	9.625		05-01-19	295,000	307,169
Quicken Loans, Inc. (L)(S)(Z)	5.750		05-01-25	550,000	529,375
Radian Group, Inc.	5.250		06-15-20	170,000	177,650
Radian Group, Inc.	7.000		03-15-21	295,000	326,713
Stearns Holdings LLC (S)	9.375		08-15-20	164,000	164,718

SEE NOTES TO FUND'S INVESTMENTS7

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Health care 5.9%					$10,495,933
Biotechnology 0.9%
AbbVie, Inc. (Z)	3.600		05-14-25	420,000	414,383
Amgen, Inc. (Z)	4.400		05-01-45	195,000	185,232
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	470,000	464,375
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	625,000	586,800
Health care equipment and supplies 0.5%
Medtronic, Inc. (Z)	4.625		03-15-45	330,000	351,265
Tennessee Merger Sub, Inc. (S)	6.375		02-01-25	60,000	58,650
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	435,000	424,649
Health care providers and services 3.2%
Community Health Systems, Inc. (L)(Z)	5.125		08-01-21	280,000	263,900
DaVita, Inc.	5.000		05-01-25	315,000	307,714
Express Scripts Holding Company (Z)	4.500		02-25-26	510,000	520,572
Express Scripts Holding Company (Z)	4.750		11-15-21	1,000,000	1,073,140
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	255,000	262,650
HCA, Inc. (L)(Z)	5.250		04-15-25	375,000	394,688
HCA, Inc.	5.250		06-15-26	320,000	333,600
HCA, Inc.	7.500		02-15-22	300,000	341,625
LifePoint Health, Inc. (L)(S)(Z)	5.375		05-01-24	285,000	272,888
Medco Health Solutions, Inc. (Z)	7.125		03-15-18	275,000	290,756
MEDNAX, Inc. (L)(S)(Z)	5.250		12-01-23	260,000	268,450
Molina Healthcare, Inc.	5.375		11-15-22	300,000	309,750
Select Medical Corp. (L)(Z)	6.375		06-01-21	360,000	356,400
Universal Health Services, Inc. (S)	4.750		08-01-22	240,000	241,500
Universal Health Services, Inc. (S)	5.000		06-01-26	150,000	149,250
WellCare Health Plans, Inc.	5.750		11-15-20	255,000	262,969
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875		05-15-23	260,000	262,925
Pharmaceuticals 1.2%
Actavis Funding SCS (Z)	3.800		03-15-25	1,000,000	998,022
Mylan NV (C)	2.500		06-07-19	339,000	337,400
Mylan NV (C)	3.950		06-15-26	764,000	762,380
Industrials 12.0%					21,237,393
Aerospace and defense 1.6%
Arconic, Inc.	5.125		10-01-24	390,000	405,113
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	350,000	365,313
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	250,000	260,625
L3 Technologies, Inc. (Z)	3.850		12-15-26	110,000	110,270
Lockheed Martin Corp. (Z)	2.900		03-01-25	386,000	376,430
Lockheed Martin Corp. (Z)	4.700		05-15-46	295,000	317,326
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	925,000	686,813
Textron, Inc.	7.250		10-01-19	240,000	269,922
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22	425,000	443,594
Airlines 4.0%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	310,000	321,625
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	76,493	86,055
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	500,332	523,197
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950		07-15-24	350,141	373,119
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	540,215	529,411

8SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2016-1 Class A Pass Through Trust (Z)	4.100		07-15-29	185,097	$187,411
American Airlines 2017-1 Class A Pass Through Trust	4.000		08-15-30	140,000	140,875
American Airlines 2017-1 Class AA Pass Through Trust (Z)	3.650		08-15-30	210,000	211,050
British Airways 2013-1 Class A Pass Through Trust (S)(Z)	4.625		12-20-25	551,317	585,085
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	159,446	167,020
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	20,136	20,337
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	31,230	31,467
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	127,847	133,843
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	25,465	26,483
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983		10-19-23	426,264	467,829
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	154,864	162,220
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	517,632	587,512
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	98,068	102,971
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	195,090	205,820
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	307,035	340,809
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750		03-03-28	457,027	463,311
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	456,635	463,484
United Airlines 2016-1 Class A Pass Through Trust (Z)	3.450		01-07-30	245,000	242,856
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	341,811	379,410
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900		04-01-26	255,348	282,798
Building products 1.3%
Builders FirstSource, Inc. (S)	10.750		08-15-23	215,000	249,131
Masco Corp.	4.375		04-01-26	255,000	261,788
Masco Corp.	4.450		04-01-25	275,000	283,608
Owens Corning	3.400		08-15-26	422,000	402,922
Owens Corning	4.200		12-15-22	1,095,000	1,139,263
Commercial services and supplies 0.4%
LSC Communications, Inc. (S)	8.750		10-15-23	290,000	305,225
Prime Security Services Borrower LLC (S)	9.250		05-15-23	255,000	276,356
Ritchie Bros Auctioneers, Inc. (S)	5.375		01-15-25	40,000	40,750
Tervita Escrow Corp. (S)	7.625		12-01-21	60,000	62,250
Construction and engineering 0.3%
Engility Corp. (S)	8.875		09-01-24	77,000	82,390
Tutor Perini Corp. (L)(Z)	7.625		11-01-18	395,000	397,963
Electrical equipment 0.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (L)(S)(Z)	6.500		06-15-45	350,000	360,500
Cortes NP Acquisition Corp. (S)	9.250		10-15-24	95,000	100,403
EnerSys (S)	5.000		04-30-23	95,000	96,663
Industrial conglomerates 0.7%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)(Z)	5.000		01-21-21	1,148,000	1,190,189
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	215,000	184,900
Professional services 0.4%
IHS Markit, Ltd. (S)	5.000		11-01-22	152,000	157,510
Verisk Analytics, Inc.	4.000		06-15-25	645,000	654,180
Trading companies and distributors 2.5%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	435,000	457,555

SEE NOTES TO FUND'S INVESTMENTS9

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ahern Rentals, Inc. (S)	7.375		05-15-23	395,000	$369,078
Air Lease Corp. (Z)	3.000		09-15-23	280,000	271,617
Air Lease Corp. (L)(Z)	3.375		01-15-19	170,000	173,523
Air Lease Corp. (Z)	3.875		04-01-21	255,000	263,925
Air Lease Corp. (Z)	5.625		04-01-17	175,000	176,094
Aircastle, Ltd.	5.000		04-01-23	620,000	629,350
Aircastle, Ltd.	5.500		02-15-22	215,000	225,729
Aircastle, Ltd.	6.250		12-01-19	195,000	211,575
Aircastle, Ltd.	7.625		04-15-20	160,000	180,800
Ashtead Capital, Inc. (S)	5.625		10-01-24	205,000	215,250
International Lease Finance Corp.	5.875		04-01-19	240,000	255,898
International Lease Finance Corp. (S)(Z)	7.125		09-01-18	290,000	311,953
United Rentals North America, Inc.	5.500		07-15-25	260,000	269,750
United Rentals North America, Inc.	5.750		11-15-24	320,000	338,000
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	255,000	262,013
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24	105,000	107,888
Information technology 5.0%					8,802,357
Electronic equipment, instruments and components 1.1%
Ingram Micro, Inc.	5.450		12-15-24	310,000	307,585
Jabil Circuit, Inc.	4.700		09-15-22	700,000	724,500
Tech Data Corp.	4.950		02-15-27	551,000	549,204
Zebra Technologies Corp. (L)(Z)	7.250		10-15-22	270,000	290,925
Internet software and services 0.3%
Match Group, Inc.	6.375		06-01-24	260,000	278,850
VeriSign, Inc.	5.250		04-01-25	270,000	278,438
IT services 0.6%
Sixsigma Networks Mexico SA de CV (L)(S)(Z)	8.250		11-07-21	200,000	184,000
Visa, Inc. (Z)	3.150		12-14-25	505,000	503,752
Visa, Inc. (Z)	4.300		12-14-45	376,000	389,139
Semiconductors and semiconductor equipment 0.7%
Micron Technology, Inc. (L)(Z)	5.875		02-15-22	280,000	291,024
Micron Technology, Inc. (S)	7.500		09-15-23	250,000	277,500
NXP BV (L)(S)(Z)	4.625		06-01-23	645,000	682,088
Software 1.3%
Activision Blizzard, Inc. (S)(Z)	3.400		09-15-26	400,000	381,804
Activision Blizzard, Inc. (S)(Z)	6.125		09-15-23	365,000	396,938
Electronic Arts, Inc. (Z)	4.800		03-01-26	715,000	762,814
Microsoft Corp. (Z)	4.450		11-03-45	535,000	554,580
Open Text Corp. (S)	5.875		06-01-26	265,000	277,588
Technology hardware, storage and peripherals 1.0%
Diamond 1 Finance Corp. (S)(Z)	6.020		06-15-26	825,000	890,679
Diamond 1 Finance Corp. (S)	7.125		06-15-24	85,000	93,063
Diamond 1 Finance Corp. (S)(Z)	8.350		07-15-46	255,000	318,410
NCR Corp.	5.875		12-15-21	90,000	94,163
Western Digital Corp. (S)	7.375		04-01-23	250,000	275,313
Materials 2.4%					4,284,083
Chemicals 1.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	515,000	561,350

10SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Koppers, Inc. (S)	6.000		02-15-25	105,000	$108,675
NOVA Chemicals Corp. (S)	5.000		05-01-25	535,000	536,338
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	535,000	546,034
Rain CII Carbon LLC (S)	8.250		01-15-21	315,000	318,150
The Chemours Company (L)(Z)	6.625		05-15-23	456,000	452,580
Construction materials 0.3%
Cemex SAB de CV (L)(S)(Z)	6.125		05-05-25	360,000	371,700
U.S. Concrete, Inc. (S)	6.375		06-01-24	145,000	152,975
Containers and packaging 0.1%
Cascades, Inc. (S)	5.500		07-15-22	233,000	236,204
Metals and mining 0.4%
Novelis Corp. (L)(S)(Z)	5.875		09-30-26	95,000	96,781
Vale Overseas, Ltd.	6.250		08-10-26	248,000	266,600
Vedanta Resources PLC (L)(S)(Z)	6.375		07-30-22	240,000	240,600
Paper and forest products 0.2%
Boise Cascade Company (S)	5.625		09-01-24	80,000	81,400
Flex Acquisition Company, Inc. (S)	6.875		01-15-25	49,000	49,815
Norbord, Inc. (S)	6.250		04-15-23	255,000	264,881
Real estate 3.8%					6,717,248
Equity real estate investment trusts 3.8%
American Tower Corp. (Z)	3.400		02-15-19	305,000	312,513
American Tower Corp. (Z)	4.700		03-15-22	400,000	426,896
American Tower Corp. (Z)	5.000		02-15-24	500,000	536,082
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	710,000	756,417
Crown Castle Towers LLC (S)(Z)	6.113		01-15-40	451,000	489,341
Iron Mountain, Inc.	5.750		08-15-24	395,000	400,925
Iron Mountain, Inc.	6.000		08-15-23	440,000	466,400
MPT Operating Partnership LP	6.375		02-15-22	320,000	331,200
Omega Healthcare Investors, Inc.	4.500		01-15-25	295,000	290,124
Omega Healthcare Investors, Inc.	4.950		04-01-24	350,000	356,120
Omega Healthcare Investors, Inc.	5.250		01-15-26	180,000	185,196
Ventas Realty LP (Z)	3.500		02-01-25	575,000	564,680
Ventas Realty LP (Z)	3.750		05-01-24	140,000	141,186
VEREIT Operating Partnership LP	4.600		02-06-24	523,000	532,111
Welltower, Inc. (Z)	3.750		03-15-23	265,000	271,382
Welltower, Inc. (Z)	4.000		06-01-25	645,000	656,675
Telecommunication services 4.5%					7,899,063
Diversified telecommunication services 3.0%
AT&T, Inc. (Z)	3.875		08-15-21	800,000	826,716
AT&T, Inc. (Z)	4.750		05-15-46	287,000	262,168
AT&T, Inc.	5.450		03-01-47	770,000	765,680
Cincinnati Bell, Inc. (S)	7.000		07-15-24	235,000	248,219
Frontier Communications Corp.	8.875		09-15-20	330,000	351,450
GCI, Inc. (L)(Z)	6.875		04-15-25	265,000	275,600
Sprint Spectrum Company LLC (S)(Z)	3.360		03-20-23	260,000	260,325
Telecom Italia Capital SA	7.200		07-18-36	365,000	384,925
Verizon Communications, Inc. (Z)	4.400		11-01-34	260,000	247,871
Verizon Communications, Inc. (Z)	4.672		03-15-55	295,000	265,143
Verizon Communications, Inc. (Z)	4.862		08-21-46	830,000	798,332

SEE NOTES TO FUND'S INVESTMENTS11

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc. (Z)	5.012		08-21-54	255,000	$240,810
Wind Acquisition Finance SA (S)	7.375		04-23-21	355,000	369,165
Wireless telecommunication services 1.5%
CC Holdings GS V LLC (Z)	3.849		04-15-23	350,000	357,767
Digicel Group, Ltd. (S)	8.250		09-30-20	385,000	341,688
Digicel, Ltd. (S)	6.750		03-01-23	295,000	275,456
Millicom International Cellular SA (S)	4.750		05-22-20	210,000	213,087
Millicom International Cellular SA (S)	6.625		10-15-21	300,000	313,500
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	211,781
SBA Tower Trust (S)	3.598		04-15-43	370,000	371,242
T-Mobile USA, Inc.	6.125		01-15-22	245,000	259,088
T-Mobile USA, Inc.	6.250		04-01-21	250,000	259,050
Utilities 6.9%					12,092,282
Electric utilities 3.5%
Abengoa Transmision Sur SA (S)	6.875		04-30-43	249,475	255,712
Beaver Valley II Funding Corp.	9.000		06-01-17	4,000	4,000
Broadcom Corp. (S)(Z)	2.375		01-15-20	500,000	498,969
Broadcom Corp. (S)(Z)	3.875		01-15-27	529,000	526,266
BVPS II Funding Corp.	8.890		06-01-17	14,000	14,170
Duke Energy Corp. (Z)	3.550		09-15-21	1,000,000	1,037,871
Electricite de France SA (S)(Z)	3.625		10-13-25	260,000	260,459
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	485,000	461,356
Emera US Finance LP (Z)	3.550		06-15-26	210,000	205,941
Empresa Electrica Angamos SA (S)	4.875		05-25-29	360,000	349,425
Exelon Generation Company LLC (Z)	4.000		10-01-20	1,000,000	1,040,738
FPL Energy National Wind LLC (S)	5.608		03-10-24	57,431	57,575
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	420,000	437,170
NextEra Energy Capital Holdings, Inc. (Z)	2.300		04-01-19	260,000	262,463
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	320,000	352,480
Southern Power Company (Z)	1.950		12-15-19	475,000	472,011
Gas utilities 0.1%
AmeriGas Partners LP	5.500		05-20-25	183,000	187,575
Independent power and renewable electricity producers 1.0%
NRG Energy, Inc.	6.250		05-01-24	585,000	595,238
NRG Energy, Inc. (L)(S)(Z)	6.625		01-15-27	305,000	303,094
NRG Yield Operating LLC (L)(Z)	5.375		08-15-24	760,000	775,200
Multi-utilities 2.3%
Berkshire Hathaway Energy Company (Z)	8.480		09-15-28	550,000	794,276
CMS Energy Corp. (Z)	5.050		03-15-22	1,000,000	1,095,362
Dominion Resources, Inc. (Z)	3.625		12-01-24	1,000,000	1,007,714
NiSource Finance Corp. (Z)	5.450		09-15-20	1,000,000	1,097,217
Convertible bonds 0.2% (0.1% of Total investments)					$282,569
(Cost $288,066)
Utilities 0.2%					282,569
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (S)	3.250		06-01-20	290,000	282,569

12SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 0.2% (0.1% of Total investments)					$330,555
(Cost $415,018)
Industrials 0.1%					142,440
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.539		12-28-19	144,000	142,440
Utilities 0.1%					188,115
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-18-21	273,622	188,115
Capital preferred securities (a) 1.1% (0.8% of Total investments)					$1,977,238
(Cost $1,907,963)
Financials 1.1%					1,977,238
Banks 0.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		02-21-17	420,000	337,050
Sovereign Capital Trust VI	7.908		06-13-36	489,000	489,000
Capital markets 0.2%
State Street Corp. (P)(Z)	1.963		06-01-77	400,000	352,400
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875		12-15-67	110,000	136,950
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)(Z)	9.250		04-08-68	315,000	436,275
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	225,000	225,563
U.S. Government and Agency obligations 17.6% (11.7% of Total investments)					$31,108,249
(Cost $29,838,386)
U.S. Government 3.6%					6,321,141
U.S. Treasury
Note (Z)	2.000		02-15-25	3,337,000	3,247,709
Note	2.000		11-15-26	275,000	264,247
Treasury Inflation Protected Security (Z)	0.375		07-15-25	2,793,861	2,809,185
U.S. Government Agency 14.0%					24,787,108
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	785,814	784,317
30 Yr Pass Thru	4.500		09-01-41	1,607,409	1,733,069
Federal National Mortgage Association
30 Yr Pass Thru	3.000		12-01-42	2,706,733	2,695,337
30 Yr Pass Thru	3.000		07-01-43	821,787	816,530
30 Yr Pass Thru (L) (Z)	3.500		12-01-42	4,277,886	4,394,779
30 Yr Pass Thru	3.500		01-01-43	3,107,283	3,203,842
30 Yr Pass Thru	3.500		04-01-45	1,510,092	1,547,109
30 Yr Pass Thru	4.000		10-01-40	348,264	368,184
30 Yr Pass Thru	4.000		09-01-41	529,039	559,879
30 Yr Pass Thru (L) (Z)	4.000		09-01-41	2,024,109	2,133,245
30 Yr Pass Thru	4.000		09-01-41	1,044,173	1,100,473
30 Yr Pass Thru	4.000		10-01-41	1,559,417	1,644,960
30 Yr Pass Thru (L) (Z)	4.500		07-01-41	3,019,805	3,256,234
30 Yr Pass Thru	5.000		04-01-41	367,141	407,584
30 Yr Pass Thru	5.500		08-01-40	126,623	141,566

SEE NOTES TO FUND'S INVESTMENTS13

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Foreign government obligations 0.7% (0.5% of Total investments)					$1,247,593
(Cost $1,160,775)
Argentina 0.7%					1,247,593
Provincia de Buenos Aires Bond (S)	7.875		06-15-27	390,000	388,518
Republic of Argentina
Bond (S)	6.875		01-26-27	155,000	153,295
Bond (S)	7.500		04-22-26	350,000	365,575
Bond (L) (Z)	8.280		12-31-33	322,469	340,205
Collateralized mortgage obligations 20.4% (13.6% of Total investments)					$35,998,887
(Cost $34,588,780)
Commercial and residential 18.5%					32,586,114
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	1.196		06-25-45	423,838	407,513
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	605,000	667,172
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.596		04-14-33	415,000	385,711
BBCMS Trust
Series 2015, Class C (P) (S)	2.767		02-15-28	215,000	212,412
Series 2015-MSQ, Class D (P) (S)	3.990		09-15-32	480,000	478,050
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.149		03-25-35	152,545	59,250
Series 2005-2, Class A1 (P)	2.920		03-25-35	242,517	244,582
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	1.331		07-25-35	236,100	225,043
Series 2005-7, Class 11A1 (P)	1.311		08-25-35	444,669	429,577
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.635		07-05-33	620,000	609,009
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.268		08-15-29	605,000	605,000
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	595,000	565,429
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	370,000	359,209
Series 2015-1740, Class XA IO (S)	0.896		01-13-35	6,885,000	294,816
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.457		05-15-29	445,000	436,509
Series 2015-JWRZ, Class GL2 (P) (S)	4.456		05-15-29	410,000	408,846
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank)	4.563		02-10-50	435,000	448,872
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.767		12-15-27	547,331	550,587
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	325,000	306,549
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-33	610,000	625,495
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-CR27, Class B (P)	4.361		10-10-48	235,000	246,998
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (P)	4.934		12-10-44	360,000	389,839
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	620,000	640,856
Series 2013-CR11, Class B (P)	5.161		10-10-46	895,000	991,585
Series 2013-CR13, Class C (P)	4.751		12-10-23	435,000	451,959
Series 2013-CR6, Class XA IO	1.465		03-10-46	4,079,619	152,274
Series 2014-FL4, Class D (P) (S)	3.217		07-13-31	600,000	590,922

14SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-TWC, Class D (P) (S)	3.018		02-13-32	445,000	$444,442
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.917		08-13-27	775,000	772,087
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	4.905		04-10-47	552,000	566,979
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	360,000	355,687
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.495		09-10-49	130,000	123,466
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.296		06-25-34	281,427	269,206
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-34	220,000	221,938
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-34	495,000	488,043
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.267		05-15-34	520,000	523,248
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.366		05-10-45	6,361,111	484,921
Series 2014-NEW, Class C (S)	3.790		01-10-31	165,000	163,211
Series 2016-ICE2, Class D (P) (S)	6.517		02-15-33	525,000	541,762
Series 2016-RENT, Class D (P) (S)	4.067		02-10-29	420,000	425,732
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.651		05-19-35	5,041,094	280,548
Series 2005-9, Class 2A1C (P)	1.227		06-20-35	503,739	476,854
Series 2007-3, Class ES IO (S)	0.350		05-19-47	6,863,565	106,653
Series 2007-4, Class ES IO	0.350		07-19-47	7,274,598	105,278
Series 2007-6, Class ES IO (S)	0.342		08-19-37	5,642,741	71,629
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.708		07-15-29	310,000	304,669
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.194		11-05-38	285,000	270,630
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.423		08-05-34	305,000	302,322
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.122		07-25-35	5,112,861	298,881
Series 2005-AR8, Class AX2 IO	2.109		05-25-35	5,317,205	306,034
Series 2005-AR18, Class 1X IO	2.002		10-25-36	6,491,923	523,069
Series 2005-AR18, Class 2X IO	1.710		10-25-36	5,771,960	246,640
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.667		04-15-47	725,000	737,603
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	2,815,000	190,859
Series 2014-FL5, Class C (P) (S)	2.804		07-15-31	1,030,000	1,020,081
Series 2014-INN, Class F (P) (S)	4.768		06-15-29	490,000	480,167
Series 2014-PHH, Class C (P) (S)	2.867		08-15-27	760,000	759,987
Series 2015-MAR7, Class C (S)	4.490		06-05-32	480,000	467,453
Series 2015-SGP, Class B (P) (S)	3.517		07-15-36	360,000	363,164
Series 2016-JP3, Class C (P)	3.483		08-15-49	183,000	172,817
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.171		03-25-35	165,023	156,789
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543		10-25-35	331,104	330,253
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.153		02-15-46	293,000	288,696

SEE NOTES TO FUND'S INVESTMENTS15

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C18, Class 300D	5.279		08-15-31	380,000	$381,447
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,050,000	1,037,735
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.431		05-25-35	254,536	241,856
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	465,000	452,988
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates Series 2005-3, Class APT (P)	1.061		07-25-35	271,393	266,168
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.835		10-10-36	340,000	327,462
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	405,000	443,872
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.626		05-10-63	4,537,361	219,460
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	612,000	628,202
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903		01-10-35	455,000	441,376
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	1.191		07-25-45	443,102	421,528
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	935,000	930,927
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	620,000	556,777
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.095		11-15-45	4,725,172	355,641
Series 2013-C15, Class B (P)	4.480		08-15-46	155,000	165,156
Series 2013-C16, Class B (P)	4.982		09-15-46	265,000	289,657
U.S. Government Agency 1.9%					3,412,773
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.621		10-25-27	380,000	386,060
Series 2016-DNA3, Class M2 (P)	2.771		12-25-28	280,000	284,921
Series K017, Class X1 IO	1.368		12-25-21	2,756,335	149,215
Series K018, Class X1 IO	1.391		01-25-22	3,498,533	192,256
Series K021, Class X1 IO	1.479		06-25-22	773,709	50,161
Series K022, Class X1 IO	1.267		07-25-22	8,876,270	495,934
Series K707, Class X1 IO	1.528		12-25-18	2,322,502	54,024
Series K709, Class X1 IO	1.516		03-25-19	3,184,784	84,151
Series K710, Class X1 IO	1.758		05-25-19	3,414,582	109,162
Series K718, Class X1 IO	0.647		01-25-22	16,674,620	448,739
Government National Mortgage Association
Series 2012-114, Class IO	0.823		01-16-53	1,603,101	93,642
Series 2016-142, Class IO	0.997		09-16-58	1,530,240	132,302
Series 2016-162, Class IO	0.996		09-16-58	3,328,164	276,032
Series 2016-174, Class IO	0.907		11-16-56	2,177,055	186,562
Series 2016-87, Class IO	1.008		08-16-58	2,052,673	160,086
Series 2017-3, Class IO	0.907		09-16-58	3,830,000	309,526
Asset backed securities 9.0% (6.0% of Total investments)					$15,923,541
(Cost $15,675,595)
Asset backed securities 9.0%					15,923,541
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.446		05-25-35	249,192	242,401

16SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	1.221		10-25-35	825,000	$780,476
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	1.241		05-25-35	480,000	462,536
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,000,000	999,291
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	632,000	630,244
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.836		01-25-34	225,332	211,210
Series 2004-W6, Class M1 (P)	1.596		05-25-34	115,403	110,794
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370		12-27-22	325,000	320,612
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870		02-15-22	260,000	256,642
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,041,662	1,034,253
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	21,272	15,908
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.033		02-25-35	318,220	319,217
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.241		05-25-36	268,717	266,162
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	854,775	863,028
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	449,313	427,476
Ford Credit Auto Owner Trust Series 2016-C, Class A4	1.400		02-15-22	290,000	286,162
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.041		10-25-35	282,323	275,418
Home Equity Asset Trust Series 2005-3, Class M4 (P)	1.411		08-25-35	235,000	221,699
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360		01-18-23	510,000	503,314
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.521		09-25-35	256,559	237,290
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-22-31	107,397	106,034
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.446		03-25-35	425,000	399,376
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.111		11-25-36	175,000	164,017
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.921		09-25-36	503,747	488,815
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	223,688	220,531
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.071		12-25-36	1,039,877	1,028,764
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.201		09-25-35	229,723	222,434
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	395,000	397,063
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	513,713	515,673
Towd Point Mortgage Trust Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	609,076	605,901

SEE NOTES TO FUND'S INVESTMENTS17

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust Series 2016-C, Class A4	1.320		11-15-21	285,000	$281,118
Verizon Owner Trust Series 2016-2A, Class A (S)	1.680		05-20-21	710,000	706,717
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	859,125	861,805
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	29,202	29,135
Series 2014-1A, Class A (S)	2.150		12-20-26	417,877	412,653
Series 2014-1A, Class B (S)	3.250		12-20-26	279,306	277,561
Series 2015-1A, Class A (S)	2.750		05-20-27	212,408	210,583
Series 2015-2A, Class B (S)	4.000		07-20-28	293,803	293,412
Series 2016-1A, Class A (S)	3.500		12-20-28	238,432	237,816
				Shares	Value
Common stocks 1.2% (0.8% of Total investments)					$2,159,140
(Cost $2,537,458)
Energy 0.3%					435,120
Oil, gas and consumable fuels 0.3%
Royal Dutch Shell PLC, ADR, Class A				8,000	435,120
Financials 0.3%					566,150
Capital markets 0.3%
Ares Capital Corp.				33,500	566,150
Health care 0.3%					570,920
Pharmaceuticals 0.3%
Sanofi, ADR				14,000	570,920
Information technology 0.3%					586,950
Technology hardware, storage and peripherals 0.3%
Seagate Technology PLC (L)(Z)				13,000	586,950
Preferred securities (b) 1.4% (1.0% of Total investments)					$2,538,939
(Cost $2,541,543)
Consumer staples 0.3%					546,875
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)				6,250	546,875
Financials 0.5%					872,717
Banks 0.1%
Wells Fargo & Company, Series L, 7.500%				192	230,602
Consumer finance 0.4%
GMAC Capital Trust I, 6.691% (P)				24,985	642,115
Utilities 0.6%					1,119,347
Electric utilities 0.1%
Exelon Corp., 6.500% (L)(Z)				4,341	215,183
Multi-utilities 0.5%
Dominion Resources, Inc., 6.750%				13,140	666,855
DTE Energy Company, 6.500%				4,475	237,309

18SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)					$153
(Cost $0)
Materials 0.0%					153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000		03-15-17	245,000	153
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.9% (0.6% of Total investments)					$1,606,000
(Cost $1,606,000)
U.S. Government Agency 0.9%					1,606,000
Federal Home Loan Bank Discount Note	0.400		02-01-17	1,606,000	1,606,000
Total investments (Cost $260,576,915)† 150.0%					$265,009,441
Other assets and liabilities, net (50.0%)					($88,367,007)
Total net assets 100.0%					$176,642,434

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17, and is a component of the fund's leverage under the Liquidity Agreement.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $81,318,442 or 46.0% of the fund's net assets as of 1-31-17.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-17 was $108,977,603. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $24,871,444.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $262,297,624. Net unrealized appreciation aggregated to $2,711,817, of which $7,273,693 related to appreciated investment securities and $4,561,876 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 1-31-17:

United States	85.3%
France	2.7%
United Kingdom	2.6%
Netherlands	2.5%
Canada	1.4%
Other countries	5.5%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS19

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$171,836,577	—	$171,836,577	—
Convertible bonds	282,569	—	282,569	—
Term loans	330,555	—	330,555	—
Capital preferred securities	1,977,238	—	1,977,238	—
U.S. Government and Agency obligations	31,108,249	—	31,108,249	—
Foreign government obligations	1,247,593	—	1,247,593	—
Collateralized mortgage obligations	35,998,887	—	35,998,887	—
Asset backed securities	15,923,541	—	15,923,541	—
Common stocks	2,159,140	$2,159,140	—	—
Preferred securities	2,538,939	1,992,064	546,875	—
Escrow certificates	153	—	—	$153
Short-term investments	1,606,000	—	1,606,000	—
Total investments in securities	$265,009,441	$4,151,204	$260,858,084	$153
Other financial instruments:
Interest rate swaps	($10,988)	—	($10,988)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

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Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31. 2017, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2017:

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.0938%	3 Month LIBOR (a)	May 2017	($10,988)

(a) At 1-31-17, the 3-month LIBOR rate was 1.0346%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P6Q1	01/17
This report is for the information of the shareholders of John Hancock Income Securities Trust.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017